Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ 0.23	$ 0.14
Weighted average number of common shares used in computing basic and diluted net loss per share (in Shares)	14,341,518	11,171,704